Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

As of January 2, 2014, the date of the Company's first annual general meeting, Seadrill ceased to control the Company for accounting purposes and therefore Seadrill Partners and Seadrill are no longer be deemed to be entities under common control.

On January 29, 2014 the Company declared a distribution for the fourth quarter of 2013 of $0.445 per unit, which was paid on February 14, 2014 to unitholders of record on February 7, 2014.

On February 6, 2014, the West Capella contract with Total was novated to ExxonMobil on identical terms.

On February 21, 2014, the Company entered into a $1.8 billion Credit Agreement ("Term Loan B") with a $100 million revolving credit facility. The Credit Agreement bears interest at a rate of LIBOR (with a floor of 1%) plus a margin of 3.0% and is due in February 2021. Subsequently the Company repaid in full the existing $1,500.0 million facility relating to the West Aquarius, West Capella, and West Sirius, and the $1,121.0 million facility relating to the West Leo, which had outstanding balances of $643.5 million and $472.6 million respectively.

On March 1, 2014, the revolving credit facility with Seadrill was reduced from $300 million to $100 million.

On March 17, 2014, the Company issued to the public 11,960,000 common units representing liability company interests at a price of $30.60 per common unit. As part of this issuance the underwriters exercised in full their option to purchase 1,560,000 common units. The total number of common units sold in the Offering was therefore 11,960,000. Concurrently with the closing of the public offering, Seadrill purchased directly from the Company 1,633,987 common units at a price of $30.60 per unit. After this transaction, Seadrill's ownership in the outstanding limited liability interests in both the common and the subordinated units was reduced to 53.2%.

On March 21, 2014, the Company's 51% owned subsidiary Seadrill Capricorn Holdings LLC acquired the companies that own and operate the drillship West Auriga from Seadrill. The purchase price of the Auriga Acquisition was $1.24 billion, less $443.1 million outstanding under the facility related to the West Auriga. In addition, Seadrill Capricorn Holdings LLC issued a $100 million zero coupon limited recourse discount note to Seadrill that matures in September 2015. Upon maturity of such note, Seadrill Capricorn Holdings LLC will repay $103.7 million to Seadrill. Based on the Company's 51% ownership of Seadrill Capricorn Holdings LLC, its portion of the net purchase price of the Auriga Acquisition after debt was $355.4 million.

On April 25, 2014 the Company declared a distribution for the first quarter of 2014 of $0.5075 per unit, which will be paid on May 14, 2014 to unitholders of record on May 6, 2014.